Share-based compensation - Summary of Restricted Stock Units (Detail) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of restricted stock units, Beginning Blance | shares	0
Number of restricted stock units, Granted | shares	131,380
Number of restricted stock units, Vested | shares	(41,400)
Number of restricted stock units, Forfeited | shares	0
Number of restricted stock units, Ending balnce | shares	89,980
Weighted-average Grant Date Fair Value
Weighted-average grant date fair value, Beginning balance | $ / shares	$ 0
Weighted-average grant date fair value, Granted | $ / shares	1.53
Weighted-average grant date fair value, Vested | $ / shares	1.44
Weighted-average grant date fair value, Forfeited | $ / shares	0
Weighted-average grant date fair value, Ending Balance | $ / shares	$ 1.57